Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	BONDBLOXX ETF TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001879238
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 31, 2022
Document Effective Date	dei_DocumentEffectiveDate	Oct. 31, 2022
Prospectus Date	rr_ProspectusDate	Oct. 31, 2022
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF
Prospectus [Line Items]	rr_ProspectusLineItems
[custom:SupplementClosingTextBlock]	cik0001879238_SupplementClosingTextBlock	Shareholders should retain this supplement for future reference.
Risk/Return [Heading]	rr_RiskReturnHeading	BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF (the “Fund”)
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF (the “Fund”)

Supplement dated October 31, 2022 to the currently effective Prospectus and the Statement of

Additional Information (“SAI”) of the Fund, as supplemented to date

This supplement, effective November 1, 2022, updates certain information in the Prospectus and SAI. Shareholders should read this supplement in conjunction with the currently effective Prospectus and SAI. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus and SAI, as applicable.

*      *      *

The “Fund Overviews—BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF” section of the Prospectus is revised as follows:

The information under the section entitled “Investment Objective” is deleted in its entirety and replaced with the following:

The BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury securities with a target duration of 20 years.

The first paragraph under the section entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund is newly organized, non-diversified and seeks to track the investment results of the Bloomberg US Treasury 20 Year Duration Index (the “Index”). The Index is comprised of certain U.S. Treasury notes and bonds that are included in the Bloomberg US Treasury Index (the “Underlying Index”), along with principal only U.S. Treasury STRIPS (as defined herein). The Index is constructed using two buckets: one bucket of 16 to 20 year duration U.S. Treasury notes and bonds included in the Underlying Index, and one bucket of at least 20 year duration U.S. Treasury notes and bonds included in the Underlying Index, along with principal only U.S. Treasury STRIPS.  The buckets are weighted by market capitalization of their component securities and then blended according to the weighting required to match the 20 year target duration of the Index at the monthly rebalancing date. Securities in the Index and the Underlying Index are updated on the last business day of each calendar month.

The fourth paragraph under the section entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

As of the date of this Prospectus, the securities eligible for inclusion in the Index include U.S. Treasury notes and bonds from the Underlying Index, along with U.S. Treasury STRIPS, in the following two buckets: (1) 16 to 20 year duration securities from the Underlying Index and (2) at least 20 year duration securities from the Underlying Index, along with principal only U.S. Treasury STRIPS. The Underlying Index includes a broad range of U.S. Treasury obligations with a remaining maturity of 1 year or more. For more information regarding the Index and the Underlying Index, see “More Information About the Funds— Index” below.

The eighth paragraph under the section entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a portfolio of U.S. Treasury securities that collectively have an average duration of approximately 20 years, either directly or indirectly (e.g., through derivatives). U.S. Treasury STRIPS are considered U.S. Treasury securities for purposes of the Fund’s investment policies and are backed by the full faith and credit of the U.S. government. The Fund may also invest up to 20% of its net assets in certain other U.S. Treasury obligations, U.S. Government obligations, U.S. agency securities, cash and cash equivalents, as well as in securities not included in its Index, but which BIM believes will help the Fund track its Index.

The following disclosure is added as a new paragraph under “Summary of Principal Risks—U.S. Treasury Obligations Risk”:

U.S. Treasury obligations include separately traded interest and principal component parts of such obligations, known as Separately Traded Registered Interest and Principal Securities (“STRIPS”), which are transferable through the Federal book-entry system. STRIPS are sold as zero-coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying U.S. Treasury obligations.

The “More Information About the Funds” section of the Prospectus is revised as follows:

The second sentence of the second paragraph is deleted in its entirety and replaced with the following:

Each Index is constructed using two underlying buckets of US Treasury securities.

The following disclosure is added after the second bullet point under the section entitled “—Index Construction”:

●	For BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF, the Bloomberg US Treasury 20 Year Duration Index is comprised of certain U.S. Treasury notes and bonds that are included in the Bloomberg US Treasury Index, along with principal only U.S. Treasury STRIPS.

The first sentence of the last paragraph under the section entitled “—Index Construction” is deleted in its entirety and replaced with the following:

The Indexes are constructed using 2 underlying buckets of U.S. Treasury securities.

The SAI is revised as follows:

The section entitled “Construction and Maintenance of the Indexes—Bloomberg US Treasury 20 Year Duration Index” is deleted in its entirety and replaced with the following:

Bloomberg US Treasury 20 Year Duration Index

Index Description. The Bloomberg US Treasury 20 Year Duration Index (for purposes of this sub-section, the “Index”) is comprised of U.S. Treasury notes and bonds that are included in the Bloomberg US Treasury Index (for purposes of this sub-section, the “Underlying Index”), along with principal only U.S. Treasury STRIPS. The Index is constructed using two buckets: one bucket of 16 to 20 year duration U.S. Treasury notes and bonds in the Underlying Index, and one bucket of at least 20 year duration U.S. Treasury notes and bonds included in the Underlying Index, along with principal only U.S. Treasury STRIPS. The buckets are weighted by market capitalization of their component securities and then blended according to the weighting required to match the 20 year target duration of the Index at the monthly rebalancing date. Securities in the Index are updated on the last business day of each calendar month.

Index Methodology. The Index is constructed using two buckets: one bucket of 16 to 20 year duration U.S. Treasury notes and bonds included in the Underlying Index, and one bucket of at least 20 year duration U.S. Treasury notes and bonds included in the Underlying Index, along with principal only U.S. Treasury STRIPS.  The buckets are weighted by market capitalization of their component securities and then blended according to the weighting required to match the target duration of the Index at the monthly rebalancing date.